Financial instruments related to commodity contracts - Changes in fair value (Details) - Derivative financial instruments related to commodity contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial structure, financial costs and financial instruments
Fair value as of the beginning of the period	$ (2,238)	$ (542)
Fair value as of the end of the period	6,246	(2,238)	$ (542)
Integrated Gas, Renewables & Power activities
Financial structure, financial costs and financial instruments
Fair value as of the beginning of the period	(1,928)	(260)	(415)
Impact on income	6,817	676	1,588
Settled contracts	1,408	(2,348)	(686)
Other	86	4	(747)
Fair value as of the end of the period	6,383	(1,928)	(260)
Crude oil, petroleum products and freight rates activities
Financial structure, financial costs and financial instruments
Fair value as of the beginning of the period	(310)	(282)	(283)
Impact on income	3,950	3,813	4,189
Settled contracts	(3,777)	(3,841)	(4,188)
Fair value as of the end of the period	$ (137)	$ (310)	$ (282)